Supplement to the
Fidelity Total Bond Fund
October 30, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 2.

Total Bond*
Calendar Years

2003

2004

2005

2006

2007

2008

5.88%	5.47%	2.46%	5.12%	4.16%	-5.56%

During the periods shown in the chart for Total Bond:

Returns

Quarter ended

Highest Quarter Return	3.83%	September 30, 2006
Lowest Quarter Return	-3.16%	December 31, 2008
Year-to-Date Return	2.38%	March 31, 2009

* The returns shown above are for a class of shares of the fund.

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 2.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Life of classA

Total Bond*
Return Before Taxes	-5.56%	2.24%	3.30%
Return After Taxes on Distributions	-7.48%	0.52%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	-3.57%	0.95%	1.90%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	4.65%	4.88%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.30%	4.94%
LipperSM Intermediate Investment-Grade Debt Funds Average (reflects no deduction for sales charges or taxes)	-4.43%	1.73%	--

* The returns shown above are for a class of shares of the fund.

A From October 15, 2002.

TBD-09-01 June 26, 2009 1.780489.109

Supplement to the
Fidelity Advisor Total Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 2.

Fidelity Advisor Total Bond Fund - Class AA
Calendar Years

2005

2006

2007

2008

	2.18%	4.78%	3.81%	-5.89%


During the periods shown in the chart for Class A of the fund:

Returns

Quarter ended

Highest Quarter Return	3.75%	September 30, 2006
Lowest Quarter Return	-3.25%	December 31, 2008
Year-to-Date Return	2.29%	March 31, 2009

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 2.

For the periods ended December 31, 2008

Past 1 year

Life of classB

Fidelity Advisor Total Bond Fund
Class AA - Return Before Taxes	-9.66%	1.37%
 Return After Taxes on Distributions	-11.38%	-0.29%
 Return After Taxes on Distributions and Sale of Fund Shares	-6.24%	0.24%
Class T - Return Before Taxes	-9.60%	1.31%
Class B - Return Before Taxes	-10.94%	1.16%
Class C - Return Before Taxes	-7.47%	1.47%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	5.28%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.88%
LipperSM Intermediate Investment-Grade Debt Funds Average (reflects no deduction for sales charges or taxes)	-4.43%	--

A The year to year returns in the chart and the after tax returns in the table were changed to Class A for consistency with other fund materials.

B From June 16, 2004.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

ATB-09-01 June 26, 2009 1.808071.114

Supplement to the
Fidelity Advisor Total Bond Fund
Institutional Class
October 30, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 2.

Fidelity Advisor Total Bond Fund - Institutional Class
Calendar Years

2005

2006

2007

2008

2.43%	5.02%	4.12%	-5.63%

During the periods shown in the chart for Institutional Class of the fund:

Returns

Quarter ended

Highest Quarter Return	3.81%	September 30, 2006
Lowest Quarter Return	-3.18%	December 31, 2008
Year-to-Date Return	2.36%	March 31, 2009

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 2.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Advisor Total Bond Fund
Institutional Class - Return Before Taxes	-5.63%	2.52%
Return After Taxes on Distributions	-7.53%	0.75%
Return After Taxes on Distributions and Sale of Fund Shares	-3.62%	1.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	5.28%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.88%
LipperSM Intermediate Investment-Grade Debt Funds Average (reflects no deduction for sales charges or taxes)	-4.43%	--

A From June 16, 2004.

ATBI-09-01 June 26, 2009 1.807922.109

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund,
and Fidelity Total Bond Fund

Funds of Fidelity Fixed-Income Trust and Fidelity Income Fund

Fidelity Mortgage Securities Fund

A Class of Fidelity Advisor Mortgage Securities Fund

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

Fidelity Short-Term Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 29.

Sub-Adviser - FIMM. On behalf of each fund except Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

Ford O'Neil is the portfolio manager of Intermediate Bond and receives compensation for his services. Jeffrey Moore is the portfolio manager of Investment Grade Bond and receives compensation for his services. William Irving is the portfolio manager of Mortgage Securities and receives compensation for his services. Robert Galusza is the lead portfolio manager of Short-Term Bond and receives compensation for his services. Robin Foley is the co-portfolio manager of Short-Term Bond and receives compensation for her services. As of August 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

RCOM8B-09-02 June 26, 2009 1.872064.104